SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Group's Segment Information

The Group’s segment information as of and for year ended December 31, 2010 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	110,071	15,340	—	125,411
Cost of revenues	(32,827)	(10,083)	—	(42,910)

Gross profit	77,244	5,257	—	82,501
Selling expenses	(952)	—	—	(952)
General and administrative expenses	(9,001)	(2,816)	—	(11,817)
Research and development expenses	(8,377)	—	—	(8,377)
Interest income	70	—	—	70
Changes in fair value of contingently returnable consideration assets	—	—	(2,065)	(2,065)

Income before income taxes	58,984	2,441	(2,065)	59,360
Income tax expenses	(16,866)	(1,781)	—	(18,647)

Net income	42,118	660	(2,065)	40,713

Total assets	731,534	122,110	—	853,644

Total liabilities	106,828	12,840	—	119,668

Capital expenditure	341	—	—	341

Depreciation and amortization expense	10,144	573	—	10,717

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	204,794	38,694	—	243,488
Cost of revenues	(79,311)	(29,037)	—	(108,348)

Gross profit	125,483	9,657	—	135,140
Selling expenses	(7,277)	(284)	—	(7,561)
General and administrative expenses	(7,322)	(2,653)	(6,288)	(16,263)
Research and development expenses	(24,566)	—	—	(24,566)
Interest income	921	6	—	927
Other income	293	—	—	293
Changes in fair value of contingently returnable consideration assets	—	—	39,446	39,446

Income before income taxes	87,532	6,726	33,158	127,416
Income tax benefit (expense)	37,498	(1,571)	—	35,927

Net income	125,030	5,155	33,158	163,343

Total assets	825,866	116,831	7,733	950,430

Total liabilities	75,184	8,557	70,511	154,252

Capital expenditure	16,419	174	—	16,593

Depreciation and amortization expense	18,861	2,409	—	21,270

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Games		Handset design		Unallocated		Total
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
Net revenues	172,185	27,638	15,408	2,472	—	—	187,593	30,110
Cost of revenues	(74,878)	(12,019)	(16,852)	(2,705)	—	—	(91,730)	(14,724)

Gross profit (loss)	97,307	15,619	(1,444)	(233)	—	—	95,863	15,386
Selling expenses	(15,706)	(2,521)	(132)	(21)	—	—	(15,838)	(2,542)
General and administrative expenses	(12,981)	(2,084)	(3,842)	(617)	(18,810)	(3,018)	(35,633)	(5,719)
Research and development expenses	(34,386)	(5,519)	(685)	(110)	—	—	(35,071)	(5,629)
Impairment of goodwill	—	—	(33,517)	(5,380)	—	—	(33,517)	(5,380)
Impairment of intangible assets	—	—	(10,910)	(1,751)	—	—	(10,910)	(1,751)
Listing expenses	—	—	—	—	(17,307)	(2,778)	(17,307)	(2,778)
Interest income	1,447	233	27	4	—	—	1,474	237
Other income	451	72	—	—	—	—	451	72
Changes in fair value of contingently returnable consideration assets	—	—	—	—	27,326	4,386	27,326	4,386

Income (loss) before income taxes	36,132	5,800	(50,503)	(8,108)	(8,791)	(1,410)	(23,162)	(3,718)
Income tax benefit	6,743	1,083	1,946	312	—	—	8,689	1,395

Net income (loss)	42,875	6,883	(48,557)	(7,796)	(8,791)	(1,410)	(14,473)	(2,323)

Total assets	793,558	127,376	59,038	9,476	44,598	7,158	897,194	144,010

Total liabilities	(53,578)	(8,599)	(3,952)	(634)	(458)	(74)	(57,988)	(9,307)

Capital expenditure	41,843	6,716	169	27	—	—	42,012	6,743

Depreciation and amortization expense	23,605	3,789	2,440	391	—	—	26,045	4,180